Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Gross deferred income tax assets
Regulatory liabilities	$ 588	$ 635
Tax loss and credit carryforwards	532	522
Employee future benefits	165	153
Unrealized foreign exchange losses on long-term debt	40	69
Other	88	76
Deferred tax assets, gross	1,413	1,455
Valuation allowance	(22)	(56)
Net deferred income tax asset	1,391	1,399
Gross deferred income tax liabilities
PPE	(3,986)	(3,780)
Regulatory assets	(269)	(203)
Intangible assets	(105)	(102)
Deferred tax liabilities, gross	(4,360)	(4,085)
Net deferred income tax liability	$ (2,969)	$ (2,686)